Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share
Schedule of loss per share

	2025	2024

Net loss attributable to shareholders of the Company	$(169,012)	$(86,343)

Basic and diluted weighted average number of common shares outstanding	178,203,975	93,825,395

Net loss per share, basic and diluted	$(0.95)	$(0.92)